RELATED PARTY TRANSACTIONS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Jul. 19, 2024
Xiaomi [Member] | Business Corporation Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction expiration	2026-09
Xiaomi [Member] | Youpin Commission Sales Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction expiration	Dec. 31, 2023
Related party transaction expiration	2024
Related party transaction expiration	30 days
Mr. Chen [Member]
Related Party Transaction [Line Items]
Disposal of cash consideration		¥ 65,000